Income Tax and Social Contribution - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate		34.00%
Maximum permitted tax loss carry forwards percentage		30.00%
Deferred tax relating to amortization surplus value to charged or credited directly to equity		R$ 129,792
ICMS benefit - extemporaneous tax credits	[1]	290,745
Estimated financial effect of contingent liabilities		22,413,711	R$ 19,835,788
Tax contingent liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated financial effect of contingent liabilities		R$ 370,564
Bottom of range [member] | State VAT - ICMS credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax base of ICMS		12.00%
Top of range [member] | State VAT - ICMS credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax base of ICMS		15.60%
Comgas [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ICMS benefit extemporaneous tax credits included interest		R$ 358,898
ICMS benefit - extemporaneous tax credits		(290,745)
ICMS benefit extemporaneous tax credits interest		68,152
Cosan Investimentose Participacoes S A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		R$ 284,738

[1]	The subsidiary Comgás recognized an extemporaneous credit in the amount of R$ 358,898 (R$ 290,745 principal and R$ 68,152 interest), used through its offset against IRPJ, CSLL, PIS and COFINS payable due in the year , related to the overpayments of Income Taxes (Imposto de Renda Pessoa Jurídica), or “IRPJ,” and Social Contribution on Net Profits (Contribuição Social sobre o Lucro Líquido), or “CSLL”, in the years 2015, 2016 and 2019, when this benefit was not computed in the calculation of the IRPJ and CSLL due by the Company, due to the non-taxation of the benefit of the reduction in the tax base of ICMS in the State of São Paulo from (12% to15.6 % pursuant to art. 8 of Annex II of the ICMS Regulation, approved by State Decree No. 45,900 (“RICMS/SP”), as amended by State Decree No. 62,399/2016. These credits were recognized by the Company based on its best understanding of the subject, substantiated by the opinion of its external legal advisors, which took into account all the jurisprudence applicable to the subject. The Company also considered all the accounting rules in force, which, after being analyzed together, did not indicate any other accounting effect to be recognized.